Events After the Reporting Period (Details) - Restructuring Program on Strategic Growth and Cloud Transformation € in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2023 EUR (€)	Dec. 31, 2023
Events after the Reporting Period
Restructuring program affect employees (as a percent)		2.5
Expected | Lowest
Events after the Reporting Period
Restructuring costs	€ 250
Expected | Highest
Events after the Reporting Period
Restructuring costs	€ 300